SHARE-BASED PAYMENT (Narrative) (Details)					6 Months Ended
	Dec. 21, 2020 shares	Jul. 01, 2020 shares	Jun. 26, 2020 shares	Mar. 28, 2011	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of issued and outstanding ordinary shares authorized for issuance under plan				12.00%
Restricted shares granted to employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	4,500,000		12,977,740
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		6,488,870
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number							6,488,870
Unreognized restricted share compensatio costs related to equity | ¥					¥ 0
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options					¥ 38,000	$ 5,900
Equity awards granted to employees recognition period					5 months 1 day